Loss Per Ordinary Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Summary of Earnings Per Share

	For the year ended December 31
	2020	2021	2022
Basic and diluted loss per ordinary share	$(0.08)	$(0.10)	$(0.15)
Basic and diluted loss per equivalent ADS (before the ADS ratio change)	$(0.40)	$(0.48)	$(0.74)
Basic and diluted loss per equivalent ADS (after the ADS ratio change)	$(2.11)	$(2.40)	$(3.68)

Summary of Loss and Weighted-Average Number of Ordinary Shares Outstanding

Each ADS represents five ordinary shares for the above disclosure period. The Company completed the ratio change plan on March 13, 2023 and made retrospective adjustment to loss per ordinary share. Please refer to Note 25(c) for details. The loss and weighted-average number of ordinary shares outstanding used in the computation of loss per share are as follows:

	For the year ended December 31
	2020	2021	2022
Loss used in the computation of basic and diluted loss per ordinary share	$(16,197,889)	$(31,321,618)	$(51,382,417)
Weighted-average number of ordinary shares in the computation of basic loss per ordinary share	192,226,528	325,684,272	348,723,365
Weighted-average number of equivalent ADS in the computation of basic loss per ADS (before the ADS ratio change)	38,445,306	65,136,854	69,744,673
Weighted-average number of equivalent ADS in the computation of basic loss per ADS (after the ADS ratio change)	7,689,061	13,027,371	13,948,935